Average Annual Total Returns{- Franklin Municipal Green Bond Fund} - Franklin Tax-Free Trust - TF1-36 - Franklin Municipal Green Bond Fund	Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Since Inception	Advisor Class After Taxes on Distributions Past 1 year	Advisor Class After Taxes on Distributions Since Inception	Advisor Class After Taxes on Distributions and Sales Past 1 year	Advisor Class After Taxes on Distributions and Sales Since Inception	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Since Inception	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Since Inception	Bloomberg Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes) Since Inception
Total	6.26%	5.17%	6.26%	5.17%	4.29%	4.23%	2.13%	1.83%	4.87%	4.73%	5.21%	4.70%